Inventories (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Inventory reserves, obsolescence and discontinuance	$ 100,000	$ 300,000
Non-current inventories	15,554,992	15,749,000
Finished goods	4,664,055	6,216,965
VIBATIV
Inventory [Line Items]
Non-current inventories	15,300,000
Finished goods		$ 800,000
Ifetroban Clinical
Inventory [Line Items]
Non-current inventories	$ 300,000